GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Property, Plant and Equipment and Biological Assets, Lease Arrangements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Capitalized amount	$ 415	$ 467
Minimum finance lease payments payable	744	821
Less: future finance charges	256	292
Present value of minimum lease payments	$ 488	$ 529
Weighted average discount rate	13.20%	13.10%
Top of range
Disclosure of finance lease and operating lease by lessee [line items]
Lease term	14 years	15 years
Bottom of range
Disclosure of finance lease and operating lease by lessee [line items]
Lease term	1 year	1 year
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 144	$ 133
Later than one year and not later than five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	440	467
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	160	221
Machinery, equipment and other
Disclosure of finance lease and operating lease by lessee [line items]
Capitalized amount	364	421
Buildings
Disclosure of finance lease and operating lease by lessee [line items]
Capitalized amount	$ 51	$ 46